Intangible Assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets	Intangible Assets
Mortgage Servicing Rights
On January 31, 2024, the Company sold its mortgage servicing rights portfolio and all serviced loans transferred to the new servicer on April 30, 2024.
The table below presents changes in mortgage servicing rights for the years ended December 31, 2024, 2023, and 2022.

(dollars in thousands)	2024	2023	2022
Balance at beginning of year	$1,738	$2,899	$2,659
Originated mortgage servicing rights	—	39	64
Sale proceeds	(1,670)	—	—
Changes in fair value:
Due to changes in model inputs and assumptions (1)	—	(939)	479
Other changes in fair value (2)	(68)	(261)	(303)
Total changes in fair value	(68)	(1,200)	176
Balance at end of year	$—	$1,738	$2,899
(1)The change in fair value resulting from changes in valuation inputs or assumptions, reported in real estate servicing fees, net, used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)Other changes in fair value, reported in real estate servicing fees, net, reflect changes due to customer payments and passage of time.
Total changes in fair value are reported in real estate servicing fees, net, reported in non-interest income in the Company's consolidated statements of income. In the fourth quarter of 2023, the Company recognized a $1.1 million mortgage MSR valuation write-down upon accepting a letter of intent to sell the Company's servicing portfolio, which closed during the first quarter of 2024. Prior to the fourth quarter of 2023, valuation assumptions were reviewed with a third party specialist.
The following key data and assumptions were used in estimating the fair value of the Company's mortgage servicing rights as of December 31, 2024 and 2023:

	2024	2023
Weighted average constant prepayment rate	NA	6.55%
Weighted average note rate	NA	3.52%
Weighted average discount rate	NA	11.00%
Weighted average expected life (in years)	NA	7.1